Loss per share - Summary of Anti-Dilutive Securities (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee options
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	16,004,890	8,695,348	9,041,288
Restricted stock units
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	3,135,407	1,425,196	1,320,193
Other contingently issuable shares
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	71,717	108,720	156,190
Warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of loss per share (in shares)	800,000	800,000	800,000